Condensed Financial Information of DHT Holdings, Inc. (parent company only)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Condensed Financial Information of DHT Holdings, Inc. (parent company only)
Note 17 – Condensed Financial Information of DHT Holdings, Inc. (parent company only)

SEC Rule 5-04 requires DHT to disclose condensed financial statements of the parent company when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year as prescribed in SEC Rule 12-04 Condensed Financial Information of Registrant. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations), which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The restricted net assets of consolidated subsidiaries exceeded 25% of the consolidated net assets of the parent company as of December 31, 2023, 2022 and 2021. The restricted assets mainly relate to assets restricted by covenants in our secured credit agreements entered into by the vessel-owning subsidiaries.

Condensed Statement of Financial Position

	December 31,	December 31,
(Dollars in thousands)	2023	2022
ASSETS
Current assets
Cash and cash equivalents	$8,912	$29,601
Accounts receivable and prepaid expenses	644	749
Amounts due from related parties	49,368	89,980
Total current assets	$58,924	$120,330

Investments in subsidiaries	$722,671	$375,683
Loan to subsidiaries	-	377,131
Total non-current assets	$722,671	$752,814

Total assets	$781,595	$873,144

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$1,059	$201
Total current liabilities	$1,059	$201

Stockholders’ equity
Stock	$1,610	$1,627
Paid-in additional capital	1,180,315	1,196,239
Accumulated deficit	(401,389)	(324,923)
Total stockholders’ equity	$780,536	$872,943

Total liabilities and stockholders’ equity	$781,595	$873,144

Condensed Income Statement

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Revenues	$-	$-	$980
Impairment charge	(699)	(1,234)	(35,149)
Dividend income	119,514	77,820	70,746
General and administrative expense	(17,651)	(17,704)	(17,742)
Operating income/(loss)	$101,164	$58,881	$18,835

Interest income	$9,114	$18,823	$17,233
Other financial (expense)/income	(72)	(141)	26
Profit/(loss) for the year	$110,206	$77,563	$36,095

Condensed Statement of Comprehensive Income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021
Profit/(loss) for the year	$110,206	$77,563	$36,095
Total comprehensive income/(loss) for the period	$110,206	$77,563	$36,095
Attributable to the owners	$110,206	$77,563	$36,095

In the condensed financial statements of the parent company, the parent company’s investments in subsidiaries were recorded at cost less any impairment. An assessment for impairment was performed when there was an indication that the investment had been impaired or the impairment losses recognized in prior years no longer existed.

Condensed Statement of Cash Flow

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Cash flows from operating activities
Profit/(loss) for the year	$110,206	$77,563	$36,095
Items included in net income not affecting cash flows:
Impairment charge	699	1,234	35,149
Compensation related to options and restricted stock	2,168	3,013	3,203
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	105	(675)	1,604
Accounts payable and accrued expenses	858	(246)	277
Amounts due to related parties	10,574	(69,740)	(6,834)
Net cash provided by/(used in) operating activities	$124,611	$11,150	$69,494

Cash flows from investing activities
Investments in subsidiaries	$-	$(395)	$-
Loan to subsidiaries	$60,180	$47,744	$(5,004)
Net cash provided by/(used in) investing activities	$60,180	$47,349	$(5,004)

Cash flows from financing activities
Cash dividends paid	$(186,672)	$(19,679)	$(22,083)
Purchase of treasury shares	(18,808)	(24,758)	(32,178)
Net cash used in financing activities	$(205,480)	$(44,436)	$(54,261)

Net increase/(decrease) in cash and cash equivalents	$(20,689)	$14,062	$10,229
Cash and cash equivalents at beginning of period	29,601	15,539	5,310
Cash and cash equivalents at end of period	$8,912	$29,601	$15,539

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the cost method has been used to account for investments in its subsidiaries.

A reconciliation of the profit/(loss) and equity of the parent company only between cost method of accounting and equity method of accounting for investments in its subsidiaries are as follows:

Profit/(loss) reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Profit/(loss) of the parent company only under cost method of accounting	$110,206	$77,563	$36,095
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	50,716	(16,107)	(47,776)
Profit/(loss) of the parent company only under equity method of accounting	$160,922	$61,456	$(11,681)

Equity reconciliation

	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Equity of the parent company only under cost method of accounting	$780,536	$872,943	$836,097
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	345,217	294,501	310,608
Equity of the parent company only under equity method of accounting	$1,125,753	$1,167,444	$1,146,706

Dividends from subsidiaries are recognized when they are authorized. During the year ended December 31, 2023, the parent company recorded dividend income from its subsidiaries of $117,171 thousand. During the year ended December 31, 2022, the parent company recorded dividend income from its subsidiaries of $72,700 thousand. During the year ended December 31, 2021, the parent company recorded dividend income from its subsidiaries of $69,500 thousand.

During the year ended December 31, 2023, the parent company was a guarantor for all of its credit facilities. Please refer to Notes 8 and 9 for a listing and summary of the credit facilities.